Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 10 – Subsequent events
Subsequent events are events or transactions that occur after the date of the unaudited condensed consolidated balance sheet but before the unaudited condensed consolidated financial statements are available to be issued. The Company recognizes in the unaudited condensed consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the unaudited condensed consolidated balance sheet, including the estimates inherent in the process of preparing the unaudited condensed consolidated financial statements. The Company’s unaudited condensed consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the unaudited condensed consolidated balance sheet but arose after that date and before the unaudited condensed consolidated financial statements are available to be issued. The Company has evaluated subsequent events through July 29, 2026, which is the date the unaudited condensed consolidated financial statements were available to be issued.
On June 18, 2026, Unite Acquisition 2 Corp., a publicly traded shell company (“Unite”), filed with the SEC a Schedule
14F-1
Information Statement relating to an anticipated change in the composition of Unite’s board of directors that is expected to occur in connection with a proposed merger to be completed by and among Unite, a recently formed wholly-owned subsidiary of Unite (“Merger Sub”), and the Company, pursuant to which Merger Sub would merge with and into the Company, with the Company continuing as the surviving entity (the “Merger”) and as Unite’s wholly-owned subsidiary, after which Unite would continue the business of the Company. The Merger would occur pursuant to an Agreement and Plan of Merger and Reorganization expected to be entered into by and among Unite, the Company and Merger Sub (the “Merger Agreement”).

Pursuant to the terms of the proposed Merger Agreement, it is expected that all outstanding equity interests of the Company will be converted into shares of Unite’s common stock, such that the holders of the Company’s equity before the proposed Merger will own a majority of the outstanding shares of Unite’s common stock after the Merger (before giving effect to a potential private placement offering of common stock by Unite that is expected to be consummated simultaneously with or immediately after the proposed Merger), resulting in a change of control of Unite. Completion of a private placement financing is expected to be a condition to completion of the Merger.
Certain other information regarding the proposed Merger and proposed changes to the management and share ownership of Unite is set forth in the Schedule
14F-1
filed by Unite on June 18, 2026.
The foregoing description of the proposed Merger Agreement and potential private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement, none of which has yet been completed and executed. The proposed Merger is expected to be subject to satisfaction of a number of other conditions precedent, and there can be no assurance that the Merger Agreement will be signed or that the Merger or private placement will be consummated or other such conditions satisfied. If and when the Merger Agreement is signed, it will be further described in greater detail and filed by Unite with the SEC as an exhibit to a Current Report on Form
8-K.
Similarly, if and when a private placement is consummated, it will be further described in greater detail in, and any material agreements related thereto will be filed by Unite with the SEC as exhibits to, a Current Report on Form
8-K.

Note 10 – Subsequent events
Subsequent events are events or transactions that occur after the date of the consolidated balance sheet but before the consolidated financial statements are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the consolidated balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the consolidated balance sheet but arose after that date and before the consolidated financial statements are available to be issued. The Company has evaluated subsequent events through June 11, 2026, which is the date the consolidated financial statements were available to be issued.
In March 2026, the Company entered into a new Software License and Service Agreement (the “2026 Agreement”), pursuant to which the Company granted a limited, non-exclusive,
non-transferable
license to use its radiation-hydrodynamics simulation software for a twelve-month term commencing April 1, 2026, in exchange for a fixed, non-refundable
monthly fee of ¥15.0 million (approximately $
9,500). Total fixed consideration under the 2026 Agreement is ¥18.0 million (approximately $114,000), payable in equal monthly installments over the license term. The 2026 Agreement was entered into upon the expiration of the original software license agreement described in Note 2 above.
On April 17, 2026, 218,750 unvested shares of common stock previously issued to a founder of the Company were cancelled pursuant
to the repurchase provisions of the underlying Founder’s Stock

Purchase Agreement dated November 15, 2022, following the termination of the founder’s service relationship with the Company. The cancellation was completed at the original issuance price of $0.0001 per share, for an aggregate amount of $21.88, which was paid on April 27, 2026.
Subsequent to
year-end,
the Company began preliminary activities to raise additional equity capital. The Company is evaluating a potential offering of its equity securities to provide funding for its operations and growth and no proceeds had been received in connection with any such offering, and the Company is unable to reasonably estimate the financial impact, if any, of such potential transactions.